Line of Credit (Details Narrative) - USD ($)			3 Months Ended
	May 13, 2026	May 05, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Line of credit outstanding amount			$ 7,500,000
Weighted average interest rate			7.31%
Line of credit			$ 6,763,863	$ 6,763,863	$ 6,263,863
Liquidity invested			$ 617,007	358,867	598,787
Revolving credit facility				$ 7,500,000	$ 8,000,000.0
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Payment on line of credit	$ 4,800,000	$ 2,000,000.0
Line of credit	0	$ 4,763,863
Waiver fee	50,000
Revolving credit facility	$ 7,500,000
Expiration date	Jun. 30, 2027
Subsequent Event [Member] | M and T Bank [Member]
Line of Credit Facility [Line Items]
Liquidity invested	$ 7,500,000